Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000017775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017776
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017777
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017866
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017814
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017817
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000069948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000069949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
C000017771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017793
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017794
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017796
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000075817
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000017811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000075818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000017827
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000075820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000017839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000075821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000017818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000075819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
C000017820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000150812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000017824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000017790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000124380
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
C000017792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017868
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017848
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017849
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017851
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017853
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000150813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000069951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000069952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
Without Sales Load [Member] | C000017775
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%	2.16%	5.53%
Without Sales Load [Member] | C000017776
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%	1.91%	5.27%
Without Sales Load [Member] | C000017777
Average Annual Return [Line Items]
Average Annual Return, Percent	4.42%	1.99%	5.36%
Without Sales Load [Member] | C000017802
Average Annual Return [Line Items]
Average Annual Return, Percent	1.51%	(0.05%)	1.66%
Without Sales Load [Member] | C000017803
Average Annual Return [Line Items]
Average Annual Return, Percent	1.24%	(0.30%)	1.40%
Without Sales Load [Member] | C000017804
Average Annual Return [Line Items]
Average Annual Return, Percent	1.35%	(0.20%)	1.50%
Without Sales Load [Member] | C000017861
Average Annual Return [Line Items]
Average Annual Return, Percent	31.99%	16.00%	15.07%
Without Sales Load [Member] | C000017862
Average Annual Return [Line Items]
Average Annual Return, Percent	31.65%	15.71%	14.79%
Without Sales Load [Member] | C000017863
Average Annual Return [Line Items]
Average Annual Return, Percent	31.81%	15.83%	14.90%
Without Sales Load [Member] | C000017864
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%	2.34%	1.68%
Without Sales Load [Member] | C000017865
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%	2.09%	1.46%
Without Sales Load [Member] | C000017866
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%	2.19%	1.55%
Without Sales Load [Member] | C000017807
Average Annual Return [Line Items]
Average Annual Return, Percent	4.21%	2.36%	3.25%
Without Sales Load [Member] | C000017808
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%	2.11%	2.99%
Without Sales Load [Member] | C000017809
Average Annual Return [Line Items]
Average Annual Return, Percent	6.13%	4.02%	4.70%
Without Sales Load [Member] | C000017810
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%	3.75%	4.43%
Without Sales Load [Member] | C000017814
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%	5.83%	6.23%
Without Sales Load [Member] | C000017815
Average Annual Return [Line Items]
Average Annual Return, Percent	7.96%	5.57%	5.96%
Without Sales Load [Member] | C000017816
Average Annual Return [Line Items]
Average Annual Return, Percent	11.09%	7.62%	7.72%
Without Sales Load [Member] | C000017817
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	7.35%	7.46%
Without Sales Load [Member] | C000017787
Average Annual Return [Line Items]
Average Annual Return, Percent	4.97%	7.95%	7.06%
Without Sales Load [Member] | C000017788
Average Annual Return [Line Items]
Average Annual Return, Percent	4.71%	7.68%	6.79%
Without Sales Load [Member] | C000017789
Average Annual Return [Line Items]
Average Annual Return, Percent	4.81%	7.79%	6.90%
Without Sales Load [Member] | C000069948
Average Annual Return [Line Items]
Average Annual Return, Percent	3.31%	3.84%	5.72%
Without Sales Load [Member] | C000069949
Average Annual Return [Line Items]
Average Annual Return, Percent	3.08%	3.59%	5.46%
Without Sales Load [Member] | C000017830
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%	8.40%	8.39%
Without Sales Load [Member] | C000017831
Average Annual Return [Line Items]
Average Annual Return, Percent	13.54%	8.13%	8.12%
Without Sales Load [Member] | C000017832
Average Annual Return [Line Items]
Average Annual Return, Percent	13.67%	8.23%	8.23%
Without Sales Load [Member] | C000017772
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%	8.97%	10.16%
Without Sales Load [Member] | C000017773
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%	8.70%	9.88%
Without Sales Load [Member] | C000017774
Average Annual Return [Line Items]
Average Annual Return, Percent	8.46%	8.81%	9.99%
Without Sales Load [Member] | C000017769
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%	8.56%	9.91%
Without Sales Load [Member] | C000017770
Average Annual Return [Line Items]
Average Annual Return, Percent	17.45%	8.29%	9.64%
Without Sales Load [Member] | C000030922
Average Annual Return [Line Items]
Average Annual Return, Percent	17.64%	8.45%	9.80%
Without Sales Load [Member] | C000017771
Average Annual Return [Line Items]
Average Annual Return, Percent	17.56%	8.40%	9.75%
Without Sales Load [Member] | C000017793
Average Annual Return [Line Items]
Average Annual Return, Percent	30.28%	17.53%	16.37%
Without Sales Load [Member] | C000017794
Average Annual Return [Line Items]
Average Annual Return, Percent	30.00%	17.24%	16.08%
Without Sales Load [Member] | C000017795
Average Annual Return [Line Items]
Average Annual Return, Percent	30.10%	17.37%	16.20%
Without Sales Load [Member] | C000017799
Average Annual Return [Line Items]
Average Annual Return, Percent	11.74%	8.79%	8.70%
Without Sales Load [Member] | C000017800
Average Annual Return [Line Items]
Average Annual Return, Percent	11.46%	8.51%	8.43%
Without Sales Load [Member] | C000017801
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	8.62%	8.54%
Without Sales Load [Member] | C000017784
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%	7.92%	9.87%
Without Sales Load [Member] | C000017785
Average Annual Return [Line Items]
Average Annual Return, Percent	14.63%	7.66%	9.60%
Without Sales Load [Member] | C000017786
Average Annual Return [Line Items]
Average Annual Return, Percent	14.75%	7.77%	9.71%
Without Sales Load [Member] | C000017796
Average Annual Return [Line Items]
Average Annual Return, Percent	0.89%	(0.61%)	1.09%
Without Sales Load [Member] | C000017797
Average Annual Return [Line Items]
Average Annual Return, Percent	0.64%	(0.84%)	0.85%
Without Sales Load [Member] | C000017798
Average Annual Return [Line Items]
Average Annual Return, Percent	0.74%	(0.76%)	0.94%
Without Sales Load [Member] | C000075817
Average Annual Return [Line Items]
Average Annual Return, Percent	0.61%	(0.90%)	0.79%
Without Sales Load [Member] | C000017811
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%	10.04%	9.41%
Without Sales Load [Member] | C000017812
Average Annual Return [Line Items]
Average Annual Return, Percent	13.37%	9.79%	9.14%
Without Sales Load [Member] | C000017813
Average Annual Return [Line Items]
Average Annual Return, Percent	13.43%	9.87%	9.24%
Without Sales Load [Member] | C000075818
Average Annual Return [Line Items]
Average Annual Return, Percent	13.28%	9.72%	9.08%
Without Sales Load [Member] | C000017827
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%	4.47%	5.04%
Without Sales Load [Member] | C000017828
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%	4.21%	4.78%
Without Sales Load [Member] | C000017829
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	4.32%	4.89%
Without Sales Load [Member] | C000075820
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%	4.15%	4.73%
Without Sales Load [Member] | C000017839
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%	7.27%	7.78%
Without Sales Load [Member] | C000017840
Average Annual Return [Line Items]
Average Annual Return, Percent	11.00%	7.00%	7.51%
Without Sales Load [Member] | C000017841
Average Annual Return [Line Items]
Average Annual Return, Percent	11.03%	7.10%	7.61%
Without Sales Load [Member] | C000075821
Average Annual Return [Line Items]
Average Annual Return, Percent	10.87%	6.94%	7.45%
Without Sales Load [Member] | C000017818
Average Annual Return [Line Items]
Average Annual Return, Percent	24.67%	14.23%	12.82%
Without Sales Load [Member] | C000017819
Average Annual Return [Line Items]
Average Annual Return, Percent	24.37%	13.95%	12.54%
Without Sales Load [Member] | C000075819
Average Annual Return [Line Items]
Average Annual Return, Percent	24.57%	14.11%	12.71%
Without Sales Load [Member] | C000017820
Average Annual Return [Line Items]
Average Annual Return, Percent	24.49%	14.06%	12.65%
Without Sales Load [Member] | C000150812
Average Annual Return [Line Items]
Average Annual Return, Percent	24.31%	13.89%	12.49%
Without Sales Load [Member] | C000017824
Average Annual Return [Line Items]
Average Annual Return, Percent	7.78%	6.16%	6.51%
Without Sales Load [Member] | C000017825
Average Annual Return [Line Items]
Average Annual Return, Percent	7.52%	5.89%	6.24%
Without Sales Load [Member] | C000017826
Average Annual Return [Line Items]
Average Annual Return, Percent	7.62%	6.00%	6.35%
Without Sales Load [Member] | C000030927
Average Annual Return [Line Items]
Average Annual Return, Percent	7.57%	5.94%	6.29%
Without Sales Load [Member] | C000017790
Average Annual Return [Line Items]
Average Annual Return, Percent	11.91%	8.23%	8.89%
Without Sales Load [Member] | C000017791
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%	7.96%	8.61%
Without Sales Load [Member] | C000124380
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%	8.13%	8.78%
Without Sales Load [Member] | C000017792
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	8.06%	8.72%
Without Sales Load [Member] | C000017867
Average Annual Return [Line Items]
Average Annual Return, Percent	9.10%	8.58%	9.70%
Without Sales Load [Member] | C000017868
Average Annual Return [Line Items]
Average Annual Return, Percent	8.81%	8.31%	9.43%
Without Sales Load [Member] | C000017869
Average Annual Return [Line Items]
Average Annual Return, Percent	8.90%	8.42%	9.53%
Without Sales Load [Member] | C000017848
Average Annual Return [Line Items]
Average Annual Return, Percent	30.31%	13.40%	13.89%
Without Sales Load [Member] | C000017849
Average Annual Return [Line Items]
Average Annual Return, Percent	29.98%	13.12%	13.61%
Without Sales Load [Member] | C000017850
Average Annual Return [Line Items]
Average Annual Return, Percent	30.04%	13.23%	13.72%
Without Sales Load [Member] | C000017851
Average Annual Return [Line Items]
Average Annual Return, Percent	13.47%	8.32%	10.10%
Without Sales Load [Member] | C000017852
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%	8.05%	9.82%
Without Sales Load [Member] | C000017853
Average Annual Return [Line Items]
Average Annual Return, Percent	13.25%	8.15%	9.93%
Without Sales Load [Member] | C000150813
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%	7.99%	9.74%
Without Sales Load [Member] | C000069951
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.33%)	8.07%	1.35%
Without Sales Load [Member] | C000069952
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.60%)	7.79%	1.10%
Without Sales Load [Member] | C000017842
Average Annual Return [Line Items]
Average Annual Return, Percent	4.88%	1.01%	2.95%
Without Sales Load [Member] | C000017843
Average Annual Return [Line Items]
Average Annual Return, Percent	4.57%	0.75%	2.69%
Without Sales Load [Member] | C000017844
Average Annual Return [Line Items]
Average Annual Return, Percent	4.65%	0.86%	2.79%
Without Sales Load [Member] | C000017845
Average Annual Return [Line Items]
Average Annual Return, Percent	2.34%	0.24%	1.19%
Without Sales Load [Member] | C000017846
Average Annual Return [Line Items]
Average Annual Return, Percent	2.09%	(0.01%)	0.93%
Without Sales Load [Member] | C000017847
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%	0.09%	1.04%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Average Annual Return, Percent	5.53%	4.10%	4.80%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Average Annual Return, Percent	5.53%	4.10%	4.80%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Average Annual Return, Percent	5.53%	4.10%	4.80%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%	9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%	9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%	9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%	9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%	9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%	9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%	9.23%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $24,183
Average Annual Return, Percent	17.49%	10.06%	9.23%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Average Annual Return, Percent	5.53%	4.10%	4.80%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $15,985
Average Annual Return, Percent	5.53%	4.10%	4.80%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Average Annual Return, Percent	3.82%	4.73%	5.20%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Average Annual Return, Percent	3.82%	4.73%	5.20%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Average Annual Return, Percent	3.82%	4.73%	5.20%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $16,598
Average Annual Return, Percent	3.82%	4.73%	5.20%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $32,604
Average Annual Return, Percent	23.81%	13.86%	12.55%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%	16.78%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%	16.78%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%	16.78%
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE/BofA 3-Month U.S. T-Bill Index $11,914
Average Annual Return, Percent	5.25%	2.46%	1.77%
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE/BofA 3-Month U.S. T-Bill Index $11,914
Average Annual Return, Percent	5.25%	2.46%	1.77%
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE/BofA 3-Month U.S. T-Bill Index $11,914
Average Annual Return, Percent	5.25%	2.46%	1.77%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Brighthouse Index: Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index $12,307
Average Annual Return, Percent	5.86%	1.14%	2.10%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Brighthouse Index: Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index $12,307
Average Annual Return, Percent	5.86%	1.14%	2.10%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Brighthouse Index: Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index $14,776
Average Annual Return, Percent	6.44%	2.90%	3.98%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Brighthouse Index: Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index $14,776
Average Annual Return, Percent	6.44%	2.90%	3.98%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%	5.81%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $17,587
Average Annual Return, Percent	8.55%	5.02%	5.81%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $20,539
Average Annual Return, Percent	11.24%	7.16%	7.46%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $10,151
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $20,539
Average Annual Return, Percent	11.24%	7.16%	7.46%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Average Annual Return, Percent	13.07%	8.59%	8.10%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Average Annual Return, Percent	13.07%	8.59%	8.10%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $21,798
Average Annual Return, Percent	13.07%	8.59%	8.10%
Brighthouse Index: MSCI World ex-U.S. Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-U.S. Small Cap Index $17,063
Average Annual Return, Percent	2.76%	2.87%	5.49%
Brighthouse Index: MSCI World ex-U.S. Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-U.S. Small Cap Index $17,063
Average Annual Return, Percent	2.76%	2.87%	5.49%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,432
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Brighthouse Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $33,560
Average Annual Return, Percent	24.51%	14.28%	12.87%
Brighthouse Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $33,560
Average Annual Return, Percent	24.51%	14.28%	12.87%
Brighthouse Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $33,560
Average Annual Return, Percent	24.51%	14.28%	12.87%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%	11.54%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%	11.54%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%	11.54%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $29,803
Average Annual Return, Percent	22.10%	11.47%	11.54%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%	16.78%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%	16.78%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%	16.78%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Average Annual Return, Percent	11.54%	7.40%	7.82%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Average Annual Return, Percent	11.54%	7.40%	7.82%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Average Annual Return, Percent	11.54%	7.40%	7.82%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Average Annual Return, Percent	15.15%	6.86%	8.09%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Average Annual Return, Percent	15.15%	6.86%	8.09%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $21,772
Average Annual Return, Percent	15.15%	6.86%	8.09%
Brighthouse Index: S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $25,196
Average Annual Return, Percent	13.93%	10.34%	9.68%
Brighthouse Index: S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $25,196
Average Annual Return, Percent	13.93%	10.34%	9.68%
Brighthouse Index: S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $25,196
Average Annual Return, Percent	13.93%	10.34%	9.68%
Brighthouse Index: S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $25,196
Average Annual Return, Percent	13.93%	10.34%	9.68%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Average Annual Return, Percent	11.54%	7.40%	7.82%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Average Annual Return, Percent	11.54%	7.40%	7.82%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Average Annual Return, Percent	11.54%	7.40%	7.82%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Average Annual Return, Percent	11.54%	7.40%	7.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $34,254
Average Annual Return, Percent	25.02%	14.53%	13.10%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Average Annual Return, Percent	14.37%	8.68%	8.49%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Average Annual Return, Percent	14.37%	8.68%	8.49%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Average Annual Return, Percent	14.37%	8.68%	8.49%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $22,580
Average Annual Return, Percent	14.37%	8.68%	8.49%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Average Annual Return, Percent	11.54%	7.40%	7.82%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Average Annual Return, Percent	8.05%	7.29%	7.14%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Average Annual Return, Percent	11.54%	7.40%	7.82%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Average Annual Return, Percent	8.05%	7.29%	7.14%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $21,223
Average Annual Return, Percent	11.54%	7.40%	7.82%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $19,934
Average Annual Return, Percent	8.05%	7.29%	7.14%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%	16.78%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%	16.78%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $47,152
Average Annual Return, Percent	33.36%	18.96%	16.78%
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $24,369
Average Annual Return, Percent	12.35%	9.14%	9.32%
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $24,369
Average Annual Return, Percent	12.35%	9.14%	9.32%
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $24,369
Average Annual Return, Percent	12.35%	9.14%	9.32%
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $24,369
Average Annual Return, Percent	12.35%	9.14%	9.32%
Brighthouse Index: S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index $16,772
Average Annual Return, Percent	(8.30%)	5.83%	5.31%
Brighthouse Index: S&P North American Natural Resources Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index $15,862
Average Annual Return, Percent	8.11%	11.23%	4.72%
Brighthouse Index: S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index $16,772
Average Annual Return, Percent	(8.30%)	5.83%	5.31%
Brighthouse Index: S&P North American Natural Resources Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Natural Resources Sector Index $15,862
Average Annual Return, Percent	8.11%	11.23%	4.72%
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index $11,308
Average Annual Return, Percent	2.44%	0.49%	1.24%
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index $11,308
Average Annual Return, Percent	2.44%	0.49%	1.24%
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index $11,308
Average Annual Return, Percent	2.44%	0.49%	1.24%